STATEMENT OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Notes receivable from participants	$ 17,541	$ 16,857
Investments at Fair Value:
Total Investments	81,723,721	78,964,084
Net Assets Available for Benefits	81,741,262	78,980,941
Vanguard Retirement Savings Trust II
Investments at Fair Value:
Total Investments	33,387,218	32,483,970
Eaton Shares Fund
Investments at Fair Value:
Total Investments	25,628,450	25,657,664
Vanguard Institutional 500 Index Trust
Investments at Fair Value:
Total Investments	13,831,045	13,085,734
Vanguard Balanced Index Fund
Investments at Fair Value:
Total Investments	6,014,266	5,642,580
Vanguard Developed Markets Index Fund
Investments at Fair Value:
Total Investments	$ 2,862,742	$ 2,094,136